Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current variable annuity prospectuses, initial summary prospectuses and updating summary prospectuses

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectus, initial summary prospectus and updating summary prospectus for variable annuity contracts and in any supplements to those prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectuses”). This Supplement incorporates by reference unless otherwise indicated, all other information included in your Prospectuses remains unchanged. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio additions. As is applicable to your contract, please note the following:

(1)	New Variable Investment Options

On or about November 7, 2022, pursuant to the terms of your variable annuity contract policy, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

1290 VT Convertible Securities	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA ADVANTAGESM

Equitable Growth MF/ETF	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA VANTAGESM

Equitable Moderate Growth MF/ETF	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA VANTAGESM

EQ/AB Sustainable U.S. Thematic	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA VANTAGESM

Principal VC Equity Income Account	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA VANTAGESM

IM-77-22 (8.22)	Cat. #164725 (8.22)
Equi-Vest NB/Inforce	#356513

Fidelity® VIP Investment Grade Bond Portfolio	will be added to	EQUI-VEST® Employer Sponsored Retirement Plans; EQUI-VEST® (Series 100-500); EQUI-VEST® (Series 201); EQUI-VEST® ExpressSM (Series 700); EQUI-VEST® ExpressSM (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® Strategies (Series 900); EQUI-VEST® Strategies (Series 901); EQUI-VEST® VANTAGESM; EQUI-VEST® TSA VANTAGESM

Therefore, as applicable to your contract, the following information has been added to the “Appendix: Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

Type	Portfolio Company — Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (As of 12/31/2021)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — EIMG; SSGA Fund Management, Inc.	0.96	%^	1.04%	13.77%	—
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	—	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	—	—	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Unaffiliated Portfolio Companies:

Type	Portfolio Company — Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (As of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Fidelity VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.64%	-0.90%	4.08%	3.29%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC	0.87%	21.97%	13.67%	12.88%

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